Document and Entity Information	Jul. 21, 2021
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Jul. 21, 2021
Entity Registrant Name	CADENCE DESIGN SYSTEMS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-15867
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	2655 Seely Avenue,
Entity Address, City or Town	San Jose,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95134
City Area Code	(408)
Local Phone Number	943-1234
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	CDNS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000813672
Amendment Flag	true
Amendment Description	This Form 8-K/A is being filed to update the disclosure under Item 5.02 of the Original Filing to add information regarding compensation arrangements that were not determined or available at the time of the Original Filing.